Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “ Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2023	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial investments	56,181,082	—	367,765,216	423,946,298
Total assets	56,181,082	—	367,765,216	423,946,298

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Financial guarantee derivative	—	—	1,038,258	1,038,258
Financial investments	—	—	266,684,257	266,684,257
Total assets	—	—	267,722,515	267,722,515

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024	(US$)	(US$)	(US$)	(US$)
Assets
Financial guarantee derivative	—	—	142,241	142,241
Financial investments	—	—	36,535,593	36,535,593
Total assets	—	—	36,677,834	36,677,834
(1)	There were no transfers between Level 1 and Level 3 of financial assets and liabilities measured at fair value.

Financial guarantee derivative

The following tables summarize the notional amount and total fair value of financial guarantee derivatives as of December 31, 2023 and 2024. The maturity profile of the derivatives is generally within one year. While the notional amounts disclosed below give an indication of the volume of the Group’s derivatives activity, the notional amounts significantly exceed, in the Group’s view, the possible losses that could arise from such transactions. The notional amount is simply a reference amount used to calculate payments. The maximum payout is subject to pre - agreed cap.

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2023	RMB	RMB	RMB
Financial guarantee derivative assets	—	—	—
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	RMB	RMB	RMB
Financial guarantee derivative assets	130,290,057	21,975,258	1,038,258
Financial guarantee derivative liabilities	—	—	—

	Notional Amount	Maximum Potential Payout	Fair Value
December 31, 2024	US$	US$	US$
Financial guarantee derivative assets	17,849,665	3,010,598	142,241
Financial guarantee derivative liabilities	—	—	—

The following table presents fair value change recorded on financial guarantee derivatives for the years ended December 31, 2022, 2023 and 2024, respectively.

	Change in fair value of financial guarantee derivative
For the year ended December 31,	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Financial guarantee derivative assets	15,743,564	—	1,038,258	142,241
Financial guarantee derivative liabilities	121,910,532	24,966,242	—	—
Total gains recorded in income	137,654,096	24,966,242	1,038,258	142,241

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that formed before December 31, 2021, which otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2023, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors.

As of December 31, 2023, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors of the Consolidated Trusts included the discount rate and net cumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2023	December 31, 2024
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.48%	—
	Net cumulative expected loss rates (1)	6.10%	—
(1)	Represents the net of loss rate and prepayment rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2023. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income.

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2022	principal	principal	of principal	fair value	31, 2023	2023
Xiaoying Credit Loan	120,279,612	—	(189,752,419)	70,004,009	(531,202)	—	—

Payable to investors at fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2022	141,288,810
Initial contribution	—
Principal payment	(141,288,810)
Changes in fair value	—
Balance at December 31, 2023	—
Changes in fair value related to balance outstanding at December 31, 2023	—

The unpaid balance of loans at fair value as of December 31, 2023 and 2024 were nil and nil. The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to nil and nil as of December 31, 2023 and 2024, respectively.

The unpaid balance of payable to investors as of December 31, 2023 and 2024 were nil and nil. The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2023 and 2024.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income.

Financial investments

Financial investment measured at fair value represents the investment in two VC funds, which are open-ended funds with most underlying investments measured at fair value, in wealth management products, whose fair value provided by banks, in fund linked note, whose fair value provided by a financial institution. The Group uses the statements which directly obtained from third - parties without adjustment with approximate fair value of the VC funds, the wealth management products and of the fund linked note to measure fair value of the investment, which is categorized in the level 3 valuation hierarchy.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, financial investments at amortization cost, other payable and short-term borrowings. The carrying values of cash and cash equivalents, accounts receivable and contract assets, other payable and short-term borrowings approximate their fair value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.